COMMITMENTS AND CONTINGENCIES Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Payment of litigation settlement	$ 2.0